1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Net Loss Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,700,000	6,500,000	10,100,000
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	18,013,250	71,579,313
Convertible Notes Payable
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,640,000	22,160,000	22,160,000